Annual Fund Operating Expenses (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.13% [1]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.